Lease Arrangements - Additional Information (Details) - TWD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Sublease	$ 0	$ 0
Impairment of right-of-use assets	$ 0	$ 0
Taiwan [Member] | Bottom of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year
Taiwan [Member] | Bottom of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	1 year
Taiwan [Member] | Top of Range [Member] | Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	20 years
Taiwan [Member] | Top of Range [Member] | Offices, Server rooms and Stores [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Lease Term	30 years